UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Arizona — 135.7%
Corporate — 10.7%
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$4,350	$4,825,325
Pima County IDA, RB, Tucson Electric Power, Series A, 5.25%, 10/01/40	1,000	1,094,980
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	500	526,775
Pima County IDA, Refunding RB, Tucson Electric Power, Series A, 4.00%, 9/01/29	1,000	1,004,810
		7,451,890
County/City/Special District/School District — 45.6%
City of Glendale Arizona, RB (NPFGC), 5.00%, 7/01/25	1,000	1,138,810
City of Tucson Arizona, COP (AGC), 5.00%, 7/01/29	1,000	1,118,410
County of Pinal Arizona, COP:
5.00%, 12/01/26	1,250	1,336,200
5.00%, 12/01/29	1,250	1,325,737
Gilbert Public Facilities Municipal Property Corp. Arizona, RB, 5.50%, 7/01/27	2,000	2,305,160
Gladden Farms Community Facilities District, GO, 5.50%, 7/15/31	750	769,418
Glendale Municipal Property Corp., Refunding RB, Sub-Series C:
4.00%, 7/01/38	500	504,535
5.00%, 7/01/38	2,000	2,209,640
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,258,673
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,840,225
Maricopa County Community College District Arizona, GO, Series C, 3.00%, 7/01/22	1,000	1,075,840
Maricopa County Public Finance Corp., RB, Series A (AMBAC), 5.00%, 7/01/24	1,000	1,133,080
Maricopa County Unified School District No. 89-Dysart Arizona, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,191,970
Mohave County Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,203,200
Phoenix Civic Improvement Corp., RB, Subordinate, Civic Plaza Expansion Project, Series A (NPFGC), 5.00%, 7/01/35	3,325	3,552,563
Phoenix Mesa Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	3,600	3,828,384

	Par (000)	Value
Municipal Bonds
Arizona (continued)
County/City/Special District/School District (concluded)
Scottsdale Municipal Property Corp. Arizona, RB, Water & Sewer Development Project, Series A, 5.00%, 7/01/24	$1,500	$1,768,455
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	1,275	1,278,812
5.75%, 7/15/24	750	788,858
Yuma County Library District, GO (Syncora), 5.00%, 7/01/26	1,000	1,135,340
		31,763,310
Education — 17.9%
Arizona Board of Regents, Refunding, COP, University of Arizona, Series C, 5.00%, 6/01/31	2,000	2,276,780
Arizona State University, RB, Series 2008-C:
6.00%, 7/01/25	970	1,176,154
6.00%, 7/01/26	745	900,459
6.00%, 7/01/27	425	511,445
6.00%, 7/01/28	400	478,740
Florence Town, Inc., IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	500	510,635
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.63%, 7/01/20	700	576,926
Phoenix Arizona IDA, ERB, Great Hearts Academies Project, 6.30%, 7/01/42	500	534,335
Pima County IDA, RB, Arizona Charter Schools Project:
Series A, 6.75%, 7/01/21	395	395,889
Series C, 6.70%, 7/01/21	690	691,428
Series C, 6.75%, 7/01/31	980	981,411
Pima County IDA, Refunding RB, Arizona Charter Schools Project, Series O, 5.00%, 7/01/26	995	991,130
Sun Devil Energy Center LLC, Refunding RB, AZ State University, 5.00%, 7/01/30	1,500	1,756,905
University of Arizona, COP, University of Arizona Projects, Series B (AMBAC), 5.00%, 6/01/13 (a)	650	652,613
		12,434,850
Health — 18.3%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 3/01/41	500	541,365

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
Arizona (continued)
Health (concluded)
Arizona Health Facilities Authority, Refunding RB:
Banner Health, Series D, 5.50%, 1/01/38	$2,300	$2,552,931
Phoenix Children's Hospital, Series A, 5.00%, 2/01/42	1,000	1,074,710
Maricopa County IDA Arizona, Refunding RB:
Catholic Healthcare West, Series A, 5.50%, 7/01/26	1,850	1,932,991
Catholic Healthcare West, Series A, 6.00%, 7/01/39	170	194,199
Samaritan Health Services, Series A (NPFGC), 7.00%, 12/01/16 (b)	1,000	1,136,220
Tempe IDA Arizona, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	545,175
University Medical Center Corp. Arizona, RB, 6.50%, 7/01/39	500	579,550
University Medical Center Corp. Arizona, Refunding RB, 6.00%, 7/01/39	1,000	1,154,720
Yavapai County IDA Arizona, RB, Yavapai Regional Medical Center, Series A, 6.00%, 8/01/33	1,800	1,822,536
Yavapai County IDA Arizona, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,184,260
		12,718,657
Housing — 1.1%
Maricopa County & Phoenix IDA, Refunding RB, S/F, AMT (Ginnie Mae):
Series A-1, 5.75%, 5/01/40	90	97,257
Series A-2, 5.80%, 7/01/40	110	113,348
Maricopa County IDA Arizona, RB, Series 3-B, AMT (Ginnie Mae), 5.25%, 8/01/38	235	248,211
Phoenix & Pima County IDA, RB, Series 1A, AMT (Ginnie Mae), 5.65%, 7/01/39	48	51,246
Phoenix & Pima County IDA, Refunding RB, Series 2007-1, AMT (Ginnie Mae), 5.25%, 8/01/38	121	121,693
Phoenix IDA Arizona, Refunding RB, Series 2007-2, AMT (Ginnie Mae), 5.50%, 12/01/38	129	136,200
		767,955
State — 23.5%
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,162,150
5.75%, 9/01/22	2,000	2,371,420

	Par (000)	Value
Municipal Bonds
Arizona (concluded)
State (concluded)
Arizona Sports & Tourism Authority, Refunding RB, Multipurpose Stadium Facility Project, Series A, 5.00%, 7/01/36	$3,000	$3,330,330
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/30	4,000	4,569,600
Greater Arizona Development Authority, RB, Series B (NPFGC):
5.00%, 8/01/30	1,600	1,710,784
5.00%, 8/01/35	1,000	1,069,470
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 7/01/29	1,930	2,177,851
		16,391,605
Transportation — 3.2%
Phoenix Civic Improvement Corp., RB, Senior Lien, Series A, 5.00%, 7/01/33	1,000	1,130,870
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,097,000
		2,227,870
Utilities — 15.4%
Gilbert Water Resource Municipal Property Corp., RB, Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	1,013,346
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,433,280
Pima County Arizona, RB, Series B, 5.00%, 7/01/26	1,000	1,174,780
Pinal County Electric District No 3, Refunding RB, 5.25%, 7/01/36	2,500	2,814,075
Pinal County IDA Arizona, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	510,550
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/24	1,000	1,162,160
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	1,500	1,630,260
		10,738,451
Total Municipal Bonds in Arizona		94,494,588

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2013	2

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
Guam — 1.5%
State — 1.5%
Government of Guam Business Privilege Tax Revenue, RB, Series A, 5.13%, 1/01/42	$800	$892,648
Territory of Guam, RB, Series B-1, 5.00%, 1/01/37	145	160,679
Total Municipal Bonds in Guam		1,053,327

Puerto Rico — 7.3%
State — 7.3%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	700	730,513
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,500	1,690,830
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.64%, 8/01/41 (c)	9,530	1,981,001
First Sub-Series C, 6.00%, 8/01/39	600	660,576
Total Municipal Bonds in Puerto Rico		5,062,920
Total Municipal Bonds – 144.5%		100,610,835

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Arizona — 11.0%
Utilities — 11.0%
City of Mesa Arizona, RB, 5.00%, 7/01/35	3,000	3,431,730

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Arizona (concluded)
Utilities (concluded)
Phoenix Arizona Civic Improvement Corp., RB, 5.00%, 7/01/34	$3,000	$3,474,540
Salt River Project Agricultural Improvement & Power District, RB, 5.00%, 1/01/38	660	745,318
		7,651,588
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 11.0%		7,651,588
Total Long-Term Investments (Cost – $99,314,128) – 155.5%		108,262,423

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (e)(f)	526,246	526,246
Total Short-Term Securities (Cost – $526,246) – 0.8%		526,246
Total Investments (Cost - $99,840,374*) – 156.3%		108,788,669
Other Assets Less Liabilities – 2.1%		1,463,001
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (4.8)%		(3,331,691)
VRDP Shares, at Liquidation Value – (53.6)%		(37,300,000)
Net Assets Applicable to Common Shares – 100.0%		$69,619,979

*	As of April 30, 2013 gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$96,495,772
	Gross unrealized appreciation	$9,088,611
	Gross unrealized depreciation	(125,714)
	Net unrealized appreciation	$8,962,897

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security is collateralized by Municipal or US Treasury obligations.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
FFI Institutional Tax-Exempt Fund	1,351,621	(825,375)	526,246	$13

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
ERB	Education Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family
Syncora	Syncora Guarantee

•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(20)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$2,667,188	$(39,714)

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2013	4

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$108,262,423	—	$108,262,423
Short-Term Securities	$526,246	—	—	526,246
Total	$526,246	$108,262,423	—	$108,788,669

1 See above Schedule of Investments for values in each sector or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(39,714)	—	—	$(39,714)

2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$26,000	—	—	$ 26,000
Liabilities:
TOB trust certificates	—	$ (3,330,000)	—	(3,330,000)
VRDP shares	—	(37,300,000)	—	(37,300,000)
Total	$26,000	$(40,630,000)	—	$(40,604,000)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	APRIL 30, 2013	5

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield Arizona Fund, Inc.

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield Arizona Fund, Inc.

Date: June 24, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock MuniYield Arizona Fund, Inc.

Date: June 24, 2013